Stockholder's Equity (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 895,080	$ 875,372
Original paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	107,461	107,461
Additional Paid in Capital
Stockholders Equity [Line Items]
Total noncontrolling interest	807,953	807,953
Foreign currency translation loss attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	(21,517)	(42,240)
Net gain attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 1,183	$ 2,198